Product revenues, net (Tables)	9 Months Ended
Sep. 30, 2021
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory
The table below provides a rollforward of the Company’s GTN sales adjustments for the three and nine months ended September 30, 2021.

(in KUSD)	Three months ended September 30, 2021	Nine months ended September 30, 2021
Beginning balance	730	—
GTN sales adjustments in the current period	2,081	2,833
Credits, payments and reclassifications to Accounts payable	(84)	(106)
Ending balance as of September 30, 2021	2,727	2,727

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of September 30, 2021.

(in KUSD)	As of September 30, 2021
Accounts receivable, net	1,940
Other current liabilities	787
2,727